BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock iShares® Alternative Strategies V.I. Fund
BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Dynamic Fixed Income V.I. Fund
BlackRock iShares® Equity Appreciation V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 30, 2015
to the Statement of Additional Information dated May 1, 2015

Effective January 1, 2016, the following changes are made to the Funds' Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Other Funds and Accounts Managed — iShares Alternative Strategies V.I.” is deleted in its entirety and replaced with the following:

iShares Alternative Strategies V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Delbert Stafford, CFA	3	0	0	0	0	0
	$13.64 Million	$0	$0	$0	$0	$0
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

* Information is as of November 30, 2015.

The section entitled “Management and Advisory Arrangements — Other Funds and Accounts Managed — iShares Dynamic Allocation V.I.” is deleted in its entirety and replaced with the following:

iShares Dynamic Allocation V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Delbert Stafford, CFA	3	0	0	0	0	0
	$13.30 Million	$0	$0	$0	$0	$0
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

* Information is as of November 30, 2015.

The section entitled “Management and Advisory Arrangements — Other Funds and Accounts Managed — iShares Dynamic Fixed Income V.I.” is deleted in its entirety and replaced with the following:

iShares Dynamic Fixed Income V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Delbert Stafford, CFA	3	0	0	0	0	0
	$15.78 Million	$0	$0	$0	$0	$0
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

* Information is as of November 30, 2015.

The section entitled “Management and Advisory Arrangements — Other Funds and Accounts Managed — iShares Equity Appreciation V.I.” is deleted in its entirety and replaced with the following:

iShares Equity Appreciation V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Delbert Stafford, CFA	3	0	0	0	0	0
	$15.72 Million	$0	$0	$0	$0	$0
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

* Information is as of November 30, 2015.

The section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Christiansen and Stafford” is deleted in its entirety and replaced with the following:

     Messrs. Karir and Stafford

     Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, Inc. and the individual's performance and contribution to the overall performance of these portfolios and BlackRock, Inc. Among other things, BlackRock's Chief Investment Officers make a subjective determination with respect to each portfolio manager's compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Vishal Karir, CFA	iShares Alternative Strategies V.I.	No Benchmarks.
Delbert Stafford, CFA	iShares Dynamic Allocation V.I.
iShares Dynamic Fixed Income V.I.
iShares Equity Appreciation V.I.

The second and third paragraphs in the section entitled “Management and Advisory Arrangements — Distribution of Discretionary Incentive Compensation” are deleted in their entirety and replaced with the following:

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Ms. King, and Messrs. Delbos, DeSpirito, McGeough, Shearer, Keenan, Bristow, Green, Bliss, Savage, Mason, Rieder, Miller, Balaraman, Coyle, and Stafford have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm's investment products. Mdmes. King and Whitelaw and Messrs. Balaraman, Bliss, Cassese, Callan, Chamby, Christofel, Coyle, Delbos, DeSpirito, Garfin, Geer, Green, Jamieson, Karir, Keenan, Kemp, Kraeger, Mason, McGeough, Miller, Rieder, Roldan, Savage, Schoenhofen, Shearer, Stafford, Stattman and Stournaras are eligible to participate in the deferred compensation program.

The second paragraph in the section entitled “Management and Advisory Arrangements — Other compensation benefits” is deleted in its entirety and replaced with the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($265,000 for 2015). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Mdmes. King and Whitelaw and Messrs. Balaraman, Bliss, Cassese, Callan, Chamby, Christofel, Coyle, Delbos, DeSpirito, Garfin, Geer, Green, Jamieson, Karir, Keenan, Kemp, Kraeger, Mason, Miller, McGeough, Rieder, Roldan, Savage, Schoenhofen, Shearer, Stafford, Stattman and Stournaras are eligible to participate in these plans.

Shareholders should retain this Supplement for future reference.

SAI-VAR-IS-1215SUP